================================================================================
                               THE RESERVE FUNDS
                              The Reserve Fund:
                Primary, U.S. Government and U.S Treasury Funds

                       Supplement dated August 18, 1999
                     to the Prospectus dated July 31, 1999
================================================================================

                              Performance History

The Performance History on page 4 and 5 of the Prospectus contains typographical errors. The correct figures are as follows:

Primary Fund
Best Quarter 2nd Q 1989 2.30%
Worst Quarter 2nd Q 1993 0.53%
Most Recent Calendar Quarter 2nd Q 1999 0.97%

U.S. Government
Best Quarter 2nd Q 1989 2.27%
Worst Quarter 2nd Q 1993 0.56%
Most Recent Calendar Quarter 2nd Q 1999 0.95%

U.S. Treasury
Best Quarter 2nd Q 1995 1.25%
Worst Quarter 1st Q 1993 0.52%
Most Recent Calendar Quarter 2nd Q 1999 0.94%



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                               THE RESERVE FUNDS
                               The Reserve Fund
                           Reserve Tax-Exempt Trust
                       Reserve New York Tax-Exempt Trust

                       Supplement dated August 18, 1999
                     to the Prospectus dated July 31, 1999
================================================================================

                              Performance History
The Performance History on page 7 through page 11 of the American Express Money Market Accounts Prospectus dated July 31, 1999 for the Primary, U.S. Government and U.S. Treasury Funds of The Reserve Fund and the New York Tax-Exempt Fund of Reserve New York Tax-Exempt Trust and the California II Tax-Exempt, Connecticut Tax-Exempt, Florida Tax-Exempt, Massachusetts Tax-Exempt, Michigan Tax-Exempt, New Jersey Tax-Exempt, Ohio Tax-Exempt, Pennsylvania Tax-Exempt and Interstate Tax-Exempt Funds of Reserve Tax-Exempt Trust, contains typographical errors. The correct figures are as follows:

Primary Fund
Best Quarter 2nd Q 1989 2.30%
Worst Quarter 2nd Q 1993 0.53%
Most Recent Calendar Quarter 2nd Q 1999 0.97%

U.S. Government
Best Quarter 2nd Q 1989 2.27%
Worst Quarter 2nd Q 1993 0.56%
Most Recent Calendar Quarter 2nd Q 1999 0.95%

U.S. Treasury
Best Quarter 2nd Q 1995 1.25%
Worst Quarter 1st Q 1993 0.52%
Most Recent Calendar Quarter 2nd Q 1999 0.94%

New York Tax-Exempt Fund
Most Recent Calendar Quarter 2nd Q 1999 0.56%

Connecticut Tax-Exempt Fund
Best Quarter 2nd Q 1989 1.45%
Worst Quarter 2nd Q 1993 0.38%
Most Recent Calendar Quarter 2nd Q 1999 0.54%


Florida Tax-Exempt Fund
Best Quarter 2nd Q 1997 0.73%
Most Recent Calendar Quarter 2nd Q 1999 0.59%

Massachusetts Tax-Exempt Fund
Worse Quarter 1st Q 1994 0.42%
Most Recent Calendar Quarter 2nd Q 1999 0.54%

New Jersey Tax-Exempt Fund
Best Quarter 2nd Q 1995 0.75%
Worst Quarter 3rd Q 1994 0.49%
Most Recent Calendar Quarter 2nd Q 1999 0.55%

Pennsylvania Tax-Exempt Fund
Most Recent Calendar Quarter 2nd Q 1999 0.59%

Interstate Tax-Exempt Fund
Best Quarter 2nd Q 1989 1.60%
Worst Quarter 1st Q 1994 0.38%
Most Recent Calendar Quarter 2nd Q 1999 0.60%

================================================================================
                               THE RESERVE FUNDS
                               The Reserve Fund:
                         Strategist Money-Market Fund

                       Supplement dated August 18, 1999
                     to the Prospectus dated July 31, 1999
================================================================================

                              Performance History
The Performance History on page 4 of the Prospectus contains typographical errors. The correct figures are as follows:

Strategist Money-Market Fund
Best Quarter 2nd Q 1997 1.44%
Most Recent Calendar Quarter 2nd Q 1999 1.11%